Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000151115
Average Annual Return [Line Items]
Average Annual Return, Percent	9.29%	4.19%	6.21%
Without Sales Load [Member] | C000151116
Average Annual Return [Line Items]
Average Annual Return, Percent	9.07%	3.95%	5.99%
Without Sales Load [Member] | C000159133
Average Annual Return [Line Items]
Average Annual Return, Percent	9.46%	4.34%	6.36%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
ICE BofA Global High Yield Index Hedged to USD
Average Annual Return [Line Items]
Average Annual Return, Percent	8.61%	4.19%	6.32%
ICE BofA Global High Yield Index Hedged to USD
Average Annual Return [Line Items]
Average Annual Return, Percent	8.61%	4.19%	6.32%
ICE BofA Global High Yield Index Hedged to USD
Average Annual Return [Line Items]
Average Annual Return, Percent	8.61%	4.19%	6.32%